Risk management - Liquidity Risk (Details)	12 Months Ended
Dec. 31, 2022 item
Risk management
LCR (as a percent)	196.60%
Period over which entity would meet liquidity requirements under the worst case scenario	45 days
Minimum
Risk management
LCR (as a percent)	100.00%
NSFR (as a percent)	100.00%
Liquidity risk
Risk management
Available liquid assets, period	30 days
Number of scenarios	4